SUBSEQUENT EVENTS (Notes) (Subsequent Event [Member])	3 Months Ended
Mar. 31, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Events [Text Block]

T.	SUBSEQUENT EVENTS

The purpose of this reissuance of Item 8 is to reflect as discontinued operations our former natural gas distribution and energy services businesses and the change in our reportable segments. No attempt has been made to modify or update other disclosures presented in our 2013 Form 10-K to reflect events or occurrences after the date of the filing of our 2013 Form 10-K. Therefore, the following disclosures should be read in conjunction with the filings we have made with the SEC subsequent to the filing of our 2013 Form 10-K, including our Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2014 and June 30, 2014, filed on May 7, 2014 and August 6, 2014, respectively.

On January 8, 2014, our Board of Directors unanimously approved the distribution of all the shares of common stock of ONE Gas, our wholly owned subsidiary, to our shareholders. On January 14, 2014, we entered into the following agreements with ONE Gas which provide a framework for our relationship with ONE Gas after the distribution:

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Separation and Distribution Agreement - sets forth the agreements between us and ONE Gas regarding the principal transactions necessary to effect the distribution. This agreement also sets forth other agreements that govern certain aspects of our relationship with ONE Gas after the completion of the distribution.

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Tax Matters Agreement - governs the parties’ respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes.

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Transition Services Agreement - provides for an orderly transition to ONE Gas being an independent, publicly traded company. Under this agreement, ONEOK and ONE Gas have agreed to provide each other with various services, including services relating to treasury and risk management, human resources and payroll management, tax compliance, telecommunications services and information technology services.

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Employee Matters Agreement - allocates liabilities and responsibilities relating to employee compensation and benefit plans and programs and other related matters in connection with the separation, including the treatment of outstanding incentive awards and certain retirement and welfare benefit obligations.

On January 27, 2014, ONE Gas, which at the time was our wholly owned subsidiary, completed a private placement of three series of Senior Notes totaling $1.2 billion. The following table details information about each of the three series of Senior Notes:

(In millions)
2.07% notes due February 1, 2019	$300
3.61% notes due February 1, 2024	300
4.658% notes due February 1, 2044	600
$1,200

Our obligations related to the ONE Gas Senior Notes and Credit Agreement terminated in connection with the completion of the separation of ONE Gas.

ONE Gas made a cash payment to us of approximately $1.13 billion from the proceeds of this offering. In February 2014, we retired approximately $152.5 million of the 4.25 percent senior notes due 2022 through a tender offer. The total amount paid, including fees and other charges, was approximately $150 million. We also repaid all commercial paper outstanding, which totaled approximately $600.5 million.

On January 31, 2014, the separation of ONE Gas was completed through a stock dividend distribution of ONE Gas shares to our shareholders after the market closed. We distributed one share of common stock of ONE Gas for every four shares of ONEOK common stock held by ONEOK shareholders of record as of the close of business on January 21, 2014, the record date for the distribution.  We retained no ownership interest in ONE Gas.

In February 2014, we made an irrevocable election to exercise the make-whole call on our $400 million, 5.2 percent senior notes due in 2015. The full repayment is expected to occur in March 2014 and is estimated to be approximately $429 million, which includes accrued but unpaid interest to the redemption date.

In connection with the separation, John W. Gibson retired as Chief Executive Officer of ONEOK and remained Chairman of the Board of ONEOK and ONEOK Partners, effective January 31, 2014. Our Board of Directors approved the expansion of the number of directors of the Board of Directors of ONEOK to 11 from 10 and elected Terry K. Spencer to serve as a member of the Board of Directors effective January 31, 2014. Mr. Spencer serves on the Executive Committee. Mr. Spencer also was elected President and Chief Executive Officer of ONEOK and ONEOK Partners. Also in connection with the separation, Pierce H. Norton II resigned as an officer of ONEOK effective January 31, 2014, to become President and Chief Executive Officer of ONE Gas.